ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Tables
Asset retirement obligations

Changes in the Company’s asset retirement obligations were as follows:

	December 31, 2013	December 31, 2012

Asset retirement obligation, beginning of period	$62,029	$-
Adjustments to Original ARO Asset	32,635	-
Liabilities incurred from new drilling	-	61,407
Accretion expenses	9,436	622

Asset retirement obligation, end of period	$104,100	$62,029